As filed with the U.S. Securities and Exchange Commission on December 6, 2019

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10319

USA Mutuals
(Exact name of Registrant as specified in charter)

700 N. Pearl Street, Suite 900
Dallas, Texas 75201
(Address of principal executive offices) (Zip code)

Alia Vasquez
U.S. Bank Global Fund Services
615 E. Michigan Street, 2nd Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6620
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2019

Item 1. Reports to Stockholders.

USA Mutuals Vitium Global Fund
Institutional Class Shares (VICVX)
Investor Class Shares (VICEX)
Class A Shares (VICAX)
Class C Shares (VICCX)

USA Mutuals Navigator Fund
Institutional Class Shares (UNAVX)

Please see the inside cover regarding receiving shareholder reports in the future.

Semi-Annual Report
September 30, 2019

USA Mutuals Advisors, Inc.
Plaza of the Americas
700 North Pearl Street
Suite 900
Dallas, Texas 75201
Phone: 1-866-264-8783
Web: www.usamutuals.com

Table of Contents

LETTERS TO SHAREHOLDERS	3

EXPENSE EXAMPLE	11

INVESTMENT HIGHLIGHTS	13

PORTFOLIO OF INVESTMENTS – USA Mutuals Vitium Global Fund	16

PORTFOLIO OF INVESTMENTS – USA Mutuals Navigator Fund	19

SCHEDULE OF FUTURES CONTRACTS – USA Mutuals Navigator Fund	20

STATEMENTS OF ASSETS AND LIABILITIES	22

STATEMENTS OF OPERATIONS	24

STATEMENTS OF CHANGES IN NET ASSETS	26

FINANCIAL HIGHLIGHTS	28

NOTES TO FINANCIAL STATEMENTS	37

BASIS FOR TRUSTEES’ APPROVAL OF
INVESTMENT ADVISORY AGREEMENT	54

ADDITIONAL INFORMATION	58

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on the Funds’ website (www.usamutuals.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds (or your financial intermediary) electronically by contacting your financial intermediary or, if you are a direct investor, by calling 1-866-264-8783.

You may elect to receive all future reports in paper free of charge. You can inform the Funds (or your financial intermediary) that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you are a direct investor, by calling 1-866-264-8783. Your election to receive reports in paper will apply to all funds held with your financial intermediary or, if you are a direct investor, to all Funds held with the fund complex.

LETTERS TO SHAREHOLDERS

USA Mutuals Vitium Global Fund

Dear Shareholder:

We write this letter to inform you of the economic conditions and Fund performance experience during the past fiscal period.

	Year to Date
Share Class/Benchmark	(as of 9/30/2019)	1 Year	5 Year	10 Year	Since Inception
Investor Class	17.92%	-0.24%	5.62%	10.87%	9.08%
S&P 500 Index	20.55%	4.25%	10.84%	13.24%	9.35%
Class A w/Load	11.13%	-5.99%	4.34%	—	9.50%
Class A w/o Load	17.91%	-0.27%	5.58%	—	10.33%
Class C w/Load	16.26%	-1.97%	4.84%	—	9.55%
Class C w/o Load	17.26%	-0.98%	4.84%	—	9.55%
Institutional Class	18.15%	-0.01%	5.91%	—	5.02%

*	Inception 8/30/2002 (Investor Class), 12/8/2011 (Class A & C) and 4/1/2014 (Institutional Class)

During the first six months of the year, the U.S. equity markets almost exactly recovered losses from the fourth quarter swoon of 2018, with May being the only setback. For the Vitium Global Fund, in the six months ended September 30, 2019, the biggest positive contributor to performance was the aerospace/defense sector, which remains supported by strong defense spending given the high global threat levels. The beverages sector was also a positive contributor, with broad-based solid performance across the sector. The largest detractor to performance during this time was tobacco, a result of fears of heightened regulatory risk in the U.S. The gaming sector was also a small detractor during the six-month period as a result of a slowdown in Macau gaming revenue growth, heightened anxiety around the China-U.S. trade relationship, and escalating tensions in Hong Kong, which is a source of visitation to Macau. We see good value in tobacco and gaming as a result. In total, the Fund has rebounded nicely during the year-to-date period and we remain bullish on the outlook for our core sectors.

The bumpy ride in equity markets, it seems to us, is driven more than ever by algorithmic trading based on short-term momentum and political tweets, the positioning of quantitative-based strategies, and flows in and out of passive index products, namely ETFs. Over the long term, though, it is fundamentals and valuation that drive stock prices. And on that front, broadly speaking, earnings growth is sagging and valuations remain stretched, though we believe the valuations across our sectors of focus range from extremely attractive to fairly tolerable.

Years of central bank intervention in the name of extending the business cycle have led to historically low interest rates around the world. The unintended consequence is a misallocation of capital that has become evident everywhere you look: frothy private equity valuations, $15 trillion of global debt with negative yields, many European “high yield” corporate bonds with sub-1% yields, and the fastest pace of unprofitable IPOs since the tech bubble, to name just a few. Meanwhile, gold, the anti-central bank play, has surged to a six-year high.

As the six-month period came to a close, a couple of private-equity darlings came crashing down to earth, with their private-market value getting written down substantially. There has also been a surprising and persistent liquidity shortfall upsetting the usually tranquil interbank funding market, and a violent (but brief) shift from growth and momentum stocks to value. The IPO market has softened, with several highly anticipated new issues falling flat at quarter-end, compelling others to delay their offering altogether. We wonder, with the benefit of hindsight, whether any of these events will be significant.

For now, we are contending with flaccid growth in the world economy and a downturn in corporate profits, juxtaposed with a buoyant stock market that seems driven mostly by the non-fundamental factors discussed earlier. We are clearly late in the economic cycle, but how far away from the start of the next recession is anyone’s guess.

Recessions get a bad rap, but they are a normal part of the business cycle and, despite the Fed’s best efforts, they cannot be staved off indefinitely. All cycles ebb and flow, influencing not just economics and companies, but investor psychology, too. A corrective process cleanses the market’s excesses, ultimately providing the opportunity for a safer subsequent environment, and the sectors we focus on are relatively defensive, less influenced by the economic cycle than the broader stock market. In addition, our global positioning lessens the portfolios ties to the U.S. a bit further.

We feel good about our existing portfolio. We believe our names to be of the highest quality within our area of focus, with healthy balance sheets, good growth prospects with relatively resilient demand, reasonable valuations and, in most cases, attractive dividends.

Sincerely,

USA Mutuals Advisors

Disclaimers:

Click here for Prospectus

USA Mutuals Navigator Fund

Dear Shareholder:

Please Note: The USA Mutuals Navigator Fund was officially launched on October 13, 2017, via the conversion of the Goldman Navigator Fund, L.P. (the “Navigator Predecessor Partnership”), a limited partnership managed by Mr. Steven Goldman, the USA Mutuals Navigator Fund’s portfolio manager, into the Institutional Class shares of the USA Mutuals Navigator Fund. The fiscal year performance of the USA Mutuals Navigator Fund noted below therefore includes performance of the Navigator Predecessor Partnership for periods before October 13, 2017, including all the expenses of the Navigator Predecessor Partnership.

We write this letter to inform you of the economic conditions and Fund performance experience during the past fiscal period.

	Year to Date
	(as of 9/30/2019)	1 Year	5 Year	10 Year	Since Inception
UNAVX	16.65%	2.07%	7.63%	8.87%	11.69%
S&P 500 Index	20.55%	4.25%	10.84%	13.24%	7.80%

*	Inception 2/11/2002

As stated in many of our monthly letters this year, “We have not implemented a fully invested equity allocation, not due to our indicators, but due to heightened uncertainty levels, White House related.” In sum, we have been hampered from fully embracing the summation of our indicators due to the uncertainty that in our estimates were difficult to predict an outcome with reasonable assurances.  Equity allocation has varied between 85% to 95% during the year, UNAVX gross equity exposure has varied between 110% to -15% in the past 12 years and overall was on the higher-end. Opportunistic trading, given the tweet driven economic policy, was non-existent for the majority of the year.

Since the “interim letter” was sent out on the morning of December 26th, or since the market bottom, the S&P 500 Index (the “S&P”) has advanced 25.30%. The S&P gained in each month of the year. Just 10 other times since 1950 has the S&P moved higher in the first four months of the year and only 4 other times has the S&P gained at least 1% or more in the first 4 months of the year. The S&P’s YTD gains since 1950 has only occurred a handful of times. The assets in the Navigator Fund have nearly tripled this year.

Reviewing the Fund’s worst interim yearly drawdowns (a peak-to-trough decline during a specific period) based on monthly readings has historically seen a retracement of 64%-100% of the losses in 1.82 months and a 100% reversal of the drawdown by the 4th month. In the recent drawdown, the retracement greater than a 64% recovery was achieved in the first month after the trough, while 100% retracement was reached in the first day of the fourth month and officially was completed in the fourth month. A permutation of these “V” shape recoveries of the yearly drawdowns can also be noted by another measure which we label as “bands of consistency” or a measure of the uniform/orderly progression of the equity curve. A 1% band measures the percent of time the equity curve is within 1% of new highs. Since 2002 this 1% band has occurred 50% of the time. A 2.75% band has occurred 70% of the time, while a band under 4.75% has occurred 85% of the time. For a comparison, the S&P price index at 4.75% band occurred only 56% of the time.

We have added an additional feature in our monthly letter earlier this year, perspectives on statistical measures that help isolate the path of the Navigator Fund’s equity curve such as retracing worst interim yearly drawdowns, i.e. how many months to recoup 64%-100% of the drawdowns. We highlighted “bands of consistency,” which measures the percent of time the equity curve is within 1%, 2.75% and 4.75% from new highs. Today we will add a statistic depicting forecasting accuracy by using our equity curve over a six-month time horizon. A decline in our equity curve of more than -1.5% over a six-month time frame is deemed categorically to be inaccurate. Using the aforementioned criteria, only 13% of the time has the equity curve declined by more than -1.5% over a six-month time horizon.

Further highlights from our monthly letters are as follows: From our observations, the Federal Reserve has followed the market’s expectation for the direction in the Federal Funds rate in all cases since 1994. In February 1994 the markets were blindsided by the hike in rates, and havoc resulted in both stock and bond prices in the months immediately following the unexpected hike. The stock market this time around has smartly responded to the current anticipated declines in rates. From a historical perspective, stock prices have generally reacted favorably to the initial decline in the Discount Rate (not using the Federal Funds Rate in this analysis). Reviewing the sixteen six-month historical windows after the initial declines reveals nine that are relevant to the current backdrop, and seven that are not applicable. The data in the nine relevant periods reveals the following: 78% of the time the S&P finished higher, with an average gain of roughly 9%. Please note the exclusions:  In two past periods, the six-month time span saw a reversal of the interest rate decline and therefore are excluded from this study. Furthermore, the three largest gains in the S&P ranged from 23% to 36% but these gains occurred near the market lows following steep market declines; those years are November 1970, December 1974 and September 1998, and these periods do not resemble today’s backdrop. In addition, in two periods, January 2001 and August 2007, the Federal Reserve initially lowered in an attempt to stave off a recession, lowering rates in the midst of imploding bubbles (technology valuations in 2001 and housing prices in 2007), so these are not applicable to today’s backdrop as it appears no “bubbles” are present.

Earnings this year, along with this quarter, have continued to weaken, especially in the overseas economies given the heightened unknowns regarding the unresolved trade issues with China. At year end, S&P 500 Earnings Per Share for the second quarter were estimated at $43.17 and for the year at $174.70, according to FactSet. At month’s end, the second quarter earnings are now expected at $40.15 and year end at $165.64. It should be noted that S&P companies with more than 50% of revenue in the U.S. are expected to post revenue gains of 6.4% and earnings gains of 3.2%, while those companies with less than 50% of their revenues domiciled in the U.S. are expected to post revenue declines of -2.4% and earnings decline of -13.6%. In the long run, the S&P prospects are tethered to earnings, while in the short term they are less significant. For instance, since the end of the third quarter of 2007, when the S&P was peaking, the previous 4 quarters operating earnings stood at $91, and year-end earnings in 2019 are expected to be 82% higher than in 2007. The S&P since October 1, 2007 has gained 95% with interest rates substantially below 2007 levels (from 4.79% down to 2.02% where they stood at the end of July 2019). In the short-term, the relationship is sometimes less significant as the S&P last year failed to gain traction despite the 28% gains in earnings while this year’s YTD figure of 18.89% has occurred despite earnings growth expected under 3%.

On August 14th, the S&P stumbled by -2.93% and according to the media, the catalyst was the near yield inversion (short-term rates are higher than long-term rates) using the U.S. two-year note vs. the U.S. 10-year note. For the record, the day before, on August 13th, the two-year note stood 6 basis points above the 10-year note. In the following session, this spread narrowed to 2 basis points, for 1.66% (10-year note) vs. 1.68% (two-year note). Inversions of the yield curve have been associated with recessions in the following two years after inversion. In addition, according to Google, news articles mentioning recession spiked after the market decline to the highest level since 2011. It should be noted that on August 14th at 2:00 AM EST, S&P Futures, after jumping 1.79% the previous session, were little changed. The German stock market, DAX (which opens at 3:00 AM EST), declined by over 2% in the first few hours of trading. S&P Futures are typically correlated to such rapid movements, and in this instance, S&P Futures were lower by nearly 1.25% before 6:00 AM EST. It should also be noted that there have been nearly 200 days when the DAX has declined by 2% or more in a given session, according to our analysis; the S&P has an average loss of 1.85% on these same days and declines 87.60% of the time. Lastly, since 1978, there have been five inversions of the two-year note and the 10-year note that have led to a recession. Recessions, on average, occur 22 months later and 18 months before a market downturn. One year later after the initial inversion the S&P, on average, has advanced by 12%, and at minimum, before the one-year mark, all had at least advanced by 12%.

The S&P’s YTD gains, after the first three quarters of the year, are the largest since 1997. Since 1950, a gain this large has occurred less than 15% of the time during three quarters of the year. Additionally, since 1950, there have been only 11 other years in which the S&P gained in each of the first three quarters of the year.

Previously, we detailed from a historical perspective, that stock prices have generally reacted favorably to the initial declines in the Federal Reserve lowering interest rates. Last month, the Federal Reserve lowered rates for the second consecutive time, the 15th such time (and the 20th since the early 1920’s) since the 1950’s. On average, the Dow Jones Average has gained 8.80% six months after the second consecutive cut, and was higher 78.5% of the time. The three periods in which stocks declined are as follows: In 1981, six months after the second consecutive cut, the Dow Jones declined by -8.49% as back to back recessions, a year apart along with interest rates hovering at 13%, were all factors for the poor stock performance. In 2001, we saw a six month decline of -4.46% and the backdrop was a technology bubble, while in 2007, a six month decline of -7.60% was related to a housing bubble. As stated previously, “unlike” other periods of time, the monetary backdrop has been a significant contributor to the gains in stock prices. Econometric modeling may have a lesser impact this time around, as monetary aggregates are being partly offset by self-inflicted macro policy regime headwinds from China Trade Tariffs that are not econometrically driven.

Disclaimers:

Click here for Prospectus

DISCLOSURES:

Past performance does not guarantee future results.

Opinions expressed are those of USA Mutuals Advisors, Inc. and are subject to change, are not guaranteed, and should not be considered a recommendation to buy or sell any security.

This report is authorized for use when preceded or accompanied by a prospectus. Read it carefully before investing or sending money. Investors should consider a Fund’s investment objectives, risks, and fees and expenses carefully before investing; the Funds’ prospectus contains this and other information about each Fund.

Fund holdings and sector allocations are subject to change and are not a recommendation to buy or sell any security. For a complete list of Fund holdings, please see the Portfolio of Investments in this report.

Mutual fund investing involves risk; principal loss is possible.

The Vitium Global Fund will concentrate its net assets in vice industries, including the alcohol beverages, tobacco, gaming and defense/aerospace industries. The Vitium Global Fund may be subject to the risks affecting those industries, including the risk that the securities of companies within those industries will underperform due to adverse economic conditions, regulatory or legislative changes or increased competition affecting those industries, more than would a fund that invests in a wide variety of industries. The Vitium Global Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. The Vitium Global Fund invests in smaller companies, which involve additional risks such as limited liquidity and greater volatility. Derivatives may involve certain costs and risks such as liquidity, interest rate, market, credit and management risks, and the risk that a position could not be closed when most advantageous. Investing in derivatives could result in losing more than the amount invested. If a security sold short increases in price, a Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

The investment objective of the Navigator Fund is capital appreciation and capital preservation with lower volatility throughout market cycles – highly correlated with the S&P 500® Index in bull markets, and less or negatively correlated in bear markets.

Simultaneous with the commencement of the Navigator Fund’s investment operations on October 13, 2017, the Goldman Navigator Fund, L.P., a limited partnership managed by Mr. Steven Goldman, the Navigator Fund’s portfolio manager (the “Navigator Predecessor Partnership”), converted into the Institutional Class shares of the Navigator Fund by contributing all of its assets to the Navigator Fund in exchange for Institutional Class shares of the Navigator Fund. From its inception in 2002 through 2012, the Navigator Predecessor Partnership was managed as a proprietary account of the portfolio manager, and was converted to a limited partnership in 2012. From its inception in 2002 through October 13, 2017, the Navigator Predecessor Partnership maintained investment policies, objectives, guidelines, and restrictions that were, in all material respects, equivalent to those of the Navigator Fund, and at the time of the conversion, the Navigator Predecessor Partnership was managed by the same portfolio manager as the Navigator Fund. Such portfolio manager managed the Navigator Predecessor Partnership since its inception in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Navigator Fund. The Navigator Fund’s performance for periods before October 13, 2017 is that of the Navigator Predecessor Partnership and includes the expenses of the Navigator Predecessor Partnership. The performance includes gains or losses plus income and the reinvestment of all dividends and interest. All returns reflect the deduction of all actual fees and expenses, paid by the Navigator Predecessor Partnership, without provision for state or local taxes. If the Navigator Predecessor Partnership’s performance was adjusted to reflect the expenses of the Navigator Fund, the performance for all periods would have been lower than that stated.

The performance returns of the Navigator Predecessor Partnership are audited. The Navigator Predecessor Partnership was not registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”), which, if applicable, may have adversely affected its performance. On a going forward basis after October 13, 2017, the Navigator Fund performance is calculated using the standard formula set forth in rules promulgated by the SEC, which differs in certain respects from the methods used to compute total returns for the Navigator Predecessor Partnership. Please refer to the Financial Statements section of the Navigator Fund’s SAI to review additional information regarding the Navigator Predecessor Partnership.

You cannot invest directly in an index.

The Funds are distributed by Compass Distributors, LLC

Definitions

Discount Rate: the minimum interest rate set by the Federal Reserve for lending to other banks.

Basis point: one hundredth of one percent, used chiefly in expressing differences of interest rates.

The S&P 500® Index: is a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies. The S&P 500® Index is an index of the common stock prices of 500 widely held U.S. stocks and includes reinvestment of dividends. The S&P 500® Index is considered to be generally representative of the U.S. large capitalization stock market as a whole. Unmanaged index returns do not reflect fees, expenses or sales charges.

Cumulative Monthly Drawdown (CMD): the peak-to-trough decline during a specific recorded period of an investment, fund or commodity security.

FactSet: FactSet Research Systems (FactSet) provides computer-based financial data and analysis for financial professionals, including investment managers, hedge funds, and investment bankers. It consolidates data on global markets, public and private companies, and equity and fixed-income portfolios.

Interim Yearly Drawdown: drawdowns (a peak-to-trough decline during a specific period for an investment, trading account, or fund) during a year.

Equity curve: a graphical representation of the change in the value of a trading account over a time period.

Bands of Consistency: measures the percent of time the equity curve is within 1%, 2.75% and 4.75% from new highs.

EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (Class A and Class C shares only) and (2) ongoing costs, including advisory fees, distribution (12b-1) fees (Investor Class, Class A and Class C shares only) and other Fund expenses. If you purchase Class A shares of the USA Mutuals Vitium Global Fund you will pay an initial maximum sales charge of up to 5.75% when you invest. A contingent deferred sales charge of 1.00% may be imposed on Class A share purchases of $1 million or more that are redeemed within 18 months of purchase. A 1.00% contingent deferred sales charge is imposed on Class C shares redeemed within 12 months of purchase. The Investor Class shares and Institutional Class shares do not charge a sales load. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bank Global Fund Services, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. Individual retirement accounts (“IRAs”) will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/19 – 9/30/19).

Actual Expenses

The first table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the respective line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads).

EXPENSE EXAMPLE (Unaudited) (Continued)

Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	April 1, 2019 -	Annualized
	April 1,	September 30,	September 30,	Expense
	2019	2019	2019*	Ratio
Based on Actual
Fund Returns
USA Mutuals Vitium Global Fund
Institutional Class	$1,000.00	$1,019.90	$6.26	1.24%
Investor Class	1,000.00	1,018.80	7.52	1.49
Class A	1,000.00	1,018.60	7.52	1.49
Class C	1,000.00	1,014.90	11.28	2.24
USA Mutuals Navigator Fund
Institutional Class	$1,000.00	$1,040.00	$10.15	1.99%

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	April 1, 2019 -	Annualized
	April 1,	September 30,	September 30	Expense
	2019	2019	2019*	Ratio
Based on Hypothetical
5% Yearly Returns
USA Mutuals Vitium Global Fund
Institutional Class	$1,000.00	$1,018.80	$6.26	1.24%
Investor Class	1,000.00	1,017.55	7.52	1.49
Class A	1,000.00	1,017.55	7.52	1.49
Class C	1,000.00	1,013.80	11.28	2.24
USA Mutuals Navigator Fund
Institutional Class	$1,000.00	$1,015.05	$10.02	1.99%

*	Expenses are equal to the Fund’s annualized expense ratio by class multiplied by the average account value over the period, multiplied by 183/366 to reflect the one half year period.

INVESTMENT HIGHLIGHTS (Unaudited)

Sector Breakdown % Total Investments

USA Mutuals Vitium Global Fund

INVESTMENT HIGHLIGHTS (Unaudited) (Continued)

Sector Breakdown % Total Investments

USA Mutuals Navigator Fund

INVESTMENT HIGHLIGHTS (Unaudited) (Continued)

Total Returns as of September 30, 2019*

				Average Annual
	Inception	Six	One	Three	Five	Ten	Since
	Date	Months	Year	Years	Years	Years	Inception
USA Mutuals Vitium
Global Fund
Institutional Class
(without sales charge)	4/1/14	1.99%	-0.01%	5.09%	5.91%	—	5.02%
Investor Class
(without sales charge)	8/30/02	1.88%	-0.24%	4.77%	5.62%	10.87%	9.08%
Class A
(with sales charge)*	12/8/11	-4.00%	-5.99%	2.66%	4.34%	—	9.50%
Class A
(without sales charge)*	12/8/11	1.86%	-0.27%	4.71%	5.58%	—	10.33%
Class C
(with sales charge)*	12/8/11	0.49%	-1.97%	4.01%	4.84%	—	9.55%
Class C
(without sales charge)*	12/8/11	1.49%	-0.98%	4.01%	4.84%	—	9.55%
S&P 500 Index		6.08%	4.25%	13.39%	10.84%	13.24%	10.91	%(1)
							9.35	%(2)
							14.29	%(3)

(1)	Return as of 4/1/2014 (Institutional Class inception).
(2)	Return as of 8/30/2002 (Investor Class inception).
(3)	Return as of 12/8/2011 (Class A and Class C inception).
*	Returns with sales charges reflect the deduction of the current maximum initial sales charge of 5.75% for Class A and the applicable contingent deferred sales charge for Class A and Class C. Returns without sales charges do not reflect the current maximum sales charges. Had the sales charges been included, the returns would be reduced.

The fiscal year performance of the USA Mutuals Navigator Fund noted below excludes performance of the Navigator Predecessor Partnership for periods before October 13, 2017.

				Average Annual
	Inception	Six	One	Three	Five	Ten	Since
	Date	Months	Year	Years	Years	Years	Inception
USA Mutuals
Navigator Fund
Institutional Class	10/13/17	4.00%	2.07%	—	—	—	7.99%
S&P 500 Index		6.08%	4.25%	—	—	—	10.29%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. In the absence of the existing fee waivers, the total return would be reduced. Performance data current to the most recent month end may be obtained by calling 1-866-264-8783.

The returns shown in the tables assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.

PORTFOLIO OF INVESTMENTS

USA Mutuals Vitium Global Fund
September 30, 2019 (Unaudited)

COMMON STOCKS 99.4%	Shares	Value
Aerospace & Defense 27.7%*
The Boeing Co.	17,000	$6,467,990
General Dynamics Corp.	30,000	5,481,900
Honeywell International, Inc.	15,700	2,656,440
Huntington Ingalls Industries, Inc.	10,500	2,223,795
L3Harris Technologies, Inc.	20,000	4,172,800
Lockheed Martin Corp.	17,300	6,748,038
Northrop Grumman Corp.	14,700	5,509,413
Raytheon Co.	36,300	7,121,697
		40,382,073
Alcoholic Beverages 25.6%*
Anheuser-Busch InBev S.A./N.V. (b)	35,000	3,334,932
Brown-Forman Corp. - Class B (i)	114,750	7,204,005
Carlsberg A/S - Class B (b)	15,000	2,217,170
Constellation Brands, Inc. - Class A	34,650	7,182,252
Davide Campari-Milano S.p.A (b)	160,000	1,445,715
Diageo PLC - ADR (b)	39,500	6,459,040
Heineken N.V. (b)	45,000	4,863,592
Pernod Ricard S.A. (b)	26,500	4,719,609
		37,426,315
Casinos, Gambling & Lotteries 31.1%*
Boyd Gaming Corp. (i)	45,000	1,077,750
Churchill Downs, Inc.	66,000	8,148,030
Galaxy Entertainment Group Ltd. (b)	1,155,000	7,184,027
Las Vegas Sands Corp. (i)	121,000	6,988,960
Melco Crown Entertainment Ltd. - ADR (b)	173,900	3,375,399
MGM Resorts International (i)	185,000	5,128,200
Sands China Ltd. (b)	850,000	3,849,981
Wynn Macau Ltd. (b)	1,474,600	2,878,572
Wynn Resorts Ltd.	62,000	6,740,640
		45,371,559
Pharmaceuticals 2.0%
Aurora Cannabis, Inc. (a)(b)(i)	167,500	735,819
Canopy Growth Corp. (a)(b)(i)	34,500	790,335
Cronos Group, Inc. (a)(b)(i)	85,000	767,974
HEXO Corp. (a)(b)(i)	150,000	592,142
		2,886,270

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS (Continued)

USA Mutuals Vitium Global Fund
September 30, 2019 (Unaudited)

COMMON STOCKS 99.4% (Continued)	Shares	Value
Tobacco Manufacturing 13.0%
Altria Group, Inc.	137,000	$5,603,300
Japan Tobacco, Inc. (b)	172,000	3,763,718
KT&G Corp. (b)	44,750	3,946,934
Philip Morris International, Inc.	75,000	5,694,750
		19,008,702
Total Common Stocks (Cost $99,123,426)		145,074,919

PREFERRED STOCKS 0.0% (k)
Alcoholic Beverages 0.0% (k)
Zodiac Spirits, LLC - Class A (a)(d)(e)(f)(g)	5,000	12,500
Total Preferred Stocks (Cost $5,000,000)		12,500

	Principal
CORPORATE BONDS 0.0% (k)	Amount
Tobacco Manufacturing 0.0% (k)
Bio Soil Enhancers, Inc.
Maturity Date 11/24/2020, Coupon Rate 12.00% (d)(e)(g)(h)	$1,500,000	—
Total Corporate Bonds (Cost $1,500,000)		—

WARRANTS 0.0% (k)	Shares
Tobacco Manufacturing 0.0% (k)
Bio Soil Enhancers, Inc. (a)(d)(e)(g)	150,000	750
Total Warrants (Cost $0)		750

SHORT-TERM INVESTMENTS 0.4%
Investment Company 0.4%
First American Treasury Obligations Fund - Class X, 1.87% (c)	574,760	574,760
Total Short-Term Investments (Cost $574,760)		574,760

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS (Continued)

USA Mutuals Vitium Global Fund
September 30, 2019 (Unaudited)

INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING 5.9%	Shares	Value
Mount Vernon Liquid Assets Portfolio, LLC, 2.14% (c)(j)	8,591,883	$8,591,883
Total Investments Purchased with Cash
Proceeds from Securities Lending (Cost $8,591,883)		8,591,883
Total Investments (Cost $114,790,069) 105.7%		154,254,812
Liabilities in Excess of Other Assets (5.7)%		(8,277,919)
TOTAL NET ASSETS 100.0%		$145,976,893

*	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(a)	Non Income Producing.
(b)	Foreign Issued Security.
(c)	This security has a fluctuating yield. The yield is the 7-day yield as of September 30, 2019.
(d)
Illiquid restricted security; fair value is determined by the Valuation Committee as delegated by the USA Mutuals Board of Trustees. At September 30, 2019, the value of these securities total $13,250 which represents 0.01% of total net assets.

(e)	Private Placement.
(f)	Affiliated Issuer. See Note 3.
(g)	Level 3 security whose value was determined using significant unobservable inputs. See Note 2.
(h)	Security in default.
(i)	This security or portion of this security is out on loan at September 30, 2019. Total value of securities on loan is $8,067,667.
(j)	This security was purchased with cash proceeds from securities lending.
(k)	Amount calculated is less than 0.01%.
ADR – American Depositary Receipt.
PLC – Public Limited Company.

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS

USA Mutuals Navigator Fund
September 30, 2019 (Unaudited)

			Principal
	Maturity		Amount/
SHORT-TERM INVESTMENTS 93.1%	Date	Yield	Shares	Value
U.S. Treasury Bills – 78.0%
United States Treasury Bill(a)	10/10/2019	1.779%	$12,000,000	$11,994,712
United States Treasury Bill(a)	10/24/2019	1.805%	1,000,000	998,858
United States Treasury Bill(a)	12/05/2019	1.799%	6,000,000	5,980,715
United States Treasury Bill(a)	12/12/2019	1.791%	22,000,000	21,922,047
United States Treasury Bill	01/09/2020	1.817%	5,000,000	4,975,049
United States Treasury Bill(a)	01/23/2020	1.810%	2,000,000	1,988,673
United States Treasury Bill(a)	02/20/2020	1.807%	2,100,000	2,085,214
United States Treasury Bill	02/27/2020	1.805%	5,000,000	4,963,112
United States Treasury Bill	03/05/2020	1.800%	5,000,000	4,961,487
United States Treasury Bill	03/19/2020	1.824%	5,000,000	4,957,500
United States Treasury Bill	03/26/2020	1.796%	10,000,000	9,912,852
United States Treasury Bill	05/21/2020	1.791%	5,000,000	4,942,883
Total U.S. Treasury Bills (Cost $79,646,217)				79,683,102

Investment Company 15.1%
First American Government
Obligations Fund - Class X, 1.87%(b)			15,434,163	15,434,163
Total Investment Company (Cost $15,434,163)				15,434,163
Total Short-Term Investments (Cost $95,080,380)				95,117,265
Total Investments (Cost $95,080,380) 93.1%				95,117,265
Other Assets in Excess of Liabilities 6.9%				7,002,121
TOTAL NET ASSETS 100.0%				$102,119,386

(a)	Includes assets to satisfy the margin requirements for derivative contracts. Total value of collateral is $23,845,000.
(b)	This security has a fluctuating yield. The yield listed is the 7-day yield as of September 30, 2019.

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF FUTURES CONTRACTS

USA Mutuals Navigator Fund
September 30, 2019 (Unaudited)

				Value
	Notional	Number of	Settlement	Unrealized	Unrealized
Description	Amount	Contracts	Month-Year	Appreciation	Depreciation
Long Contracts:
S&P 500 E-MINI	$94,269,525	633	Dec-19	$—	$(713,652)
Total Long Contracts				$—	$(713,652)
Net Unrealized Depreciation					$(713,652)

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

FINANCIAL STATEMENTS

Statements of Assets and Liabilities
September 30, 2019 (Unaudited)

	USA Mutuals	USA Mutuals
	Vitium Global Fund	Navigator Fund
ASSETS
Investments, at cost
Unaffiliated issuers	$109,790,069	$ 95,080,380
Affiliated issuers (Note 3)	5,000,000	—
Investments, at value
Unaffiliated issuers (Including $8,067,667 and
$0 of securities on loan, respectively)	$154,242,312	$ 95,117,265
Affiliated issuers (Note 3)	12,500	—
Due from brokers	795	—
Dividend and interest receivable	385,105	36,753
Dividend tax reclaim receivable	117,619	—
Receivable for capital shares sold	5,911	484,705
Receivable from securities lending agent	27,280	—
Deposits with brokers for futures	—	6,859,566
Other assets	42,669	40,283
TOTAL ASSETS	154,834,191	102,538,572
LIABILITIES
Payable upon return of securities loaned	8,591,883	—
Payable for distribution fees	36,026	—
Payable to Trustees	8,907	7,728
Payable to Advisor	101,672	128,058
Payable for capital shares redeemed	37,671	251,147
Accrued expenses and other liabilities	81,139	32,253
TOTAL LIABILITIES	8,857,298	419,186
NET ASSETS	$145,976,893	$102,119,386

Net assets consist of:
Paid-in capital	$104,592,214	$97,423,740
Total distributable earnings	41,384,679	4,695,646
NET ASSETS	$145,976,893	$102,119,386

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (Continued)
September 30, 2019 (Unaudited)

	USA Mutuals	USA Mutuals
	Vitium Global Fund	Navigator Fund
Institutional Class:
Net assets	$9,204,840	$102,119,386
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	306,298	4,458,519
Net asset value, redemption price
and offering price per share	$30.05	$22.90

Investor Class:
Net assets	$114,149,057
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	3,852,604
Net asset value, redemption price
and offering price per share	$29.63

Class A:
Net assets	$10,901,535
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	370,110
Net asset value, redemption price and
minimum offering price per share (may be
subject to contingent deferred sales change)(1)	$29.45
Maximum offering price per share (net asset
value per share divided by 0.9425)(2)	$31.25

Class C:
Net assets	$11,721,461
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	406,978
Net asset value, redemption price and
offering price per share (may be subject
to contingent deferred sales charge)(3)	$28.80

(1)	A contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on share purchases of $1 million or more that are redeemed within 18 months of purchase.
(2)	Reflects a maximum sales charge of 5.75%.
(3)	A CDSC of 1.00% may be charged on shares redeemed within 12 months of purchase.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations
For the Six Months Ended September 30, 2019 (Unaudited)

	USA Mutuals	USA Mutuals
	Vitium Global Fund	Navigator Fund
INVESTMENT INCOME
Dividend income (Net of foreign withholding
tax of $37,367 and $0, respectively)	$2,039,896	$—
Interest income	9,660	913,053
Securities lending income (net)	139,634	—
TOTAL INVESTMENT INCOME	2,189,190	913,053

EXPENSES
Advisory fees (Note 3)	743,442	743,844
Distribution fees - Investor Class (Note 3)	152,940	—
Distribution fees - Class A (Note 3)	14,305	—
Distribution fees - Class C (Note 3)	62,390	—
Administration, fund accounting and custody fees	95,096	45,250
Transfer agent fees and expenses	66,817	59,542
Legal fees	37,980	25,175
Federal and state registration fees	34,300	18,203
Trustees’ fees and related expenses	18,748	18,117
Chief compliance officer fees and expenses	16,747	16,753
Audit fees	13,601	8,601
Reports to shareholders	9,667	5,025
Other expenses	8,692	6,603
TOTAL EXPENSES	1,274,725	947,113
Less waivers and reimbursements
by Advisor (Note 3)	(74,962)	(101,257)
NET EXPENSES	1,199,763	845,856
NET INVESTMENT INCOME	989,427	67,197

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations (Continued)
For the Six Months Ended September 30, 2019 (Unaudited)

	USA Mutuals	USA Mutuals
	Vitium Global Fund	Navigator Fund
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS, FUTURES CONTRACTS,
AND FOREIGN CURRENCY TRANSLATION
Net realized gain (loss) from:
Investments in securities of unaffiliated issuers	$4,908,389	$—
Futures contracts	—	4,619,117
Foreign currency translation	(1,929)	—
Change in net unrealized appreciation/(depreciation) on:
Investments	(2,755,064)	26,376
Futures contracts	—	(1,547,003)
Foreign currency translation	(9)	—
REALIZED AND UNREALIZED GAIN
ON INVESTMENTS, FUTURES CONTRACTS,
AND FOREIGN CURRENCY TRANSLATION	2,151,387	3,098,490
NET INCREASE IN NET
ASSETS FROM OPERATIONS	$3,140,814	$3,165,687

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets	USA Mutuals Vitium Global Fund

	Six Months Ended
	September 30, 2019	Year Ended
	(Unaudited)	March 31, 2019
FROM OPERATIONS
Net investment income	$989,427	$1,982,244
Net realized gain (loss) on:
Investments in securities of unaffiliated issuers	4,908,389	2,727,075
Written options	—	6,859
Foreign currency translation	(1,929)	(19,869)
Change in net unrealized appreciation/(depreciation) on:
Investments	(2,755,064)	(26,602,930)
Foreign currency translation	(9)	453
Net increase (decrease) in net assets from operations	3,140,814	(21,906,168)

FROM DISTRIBUTIONS
Net distributions to shareholders:
Institutional Class	(47,073)	(117,658)
Investor Class	(411,878)	(1,367,713)
Class A	(38,850)	(121,194)
Class C	(14,573)	(66,773)
Net decrease in net assets from distributions paid	(512,374)	(1,673,338)

FROM CAPITAL SHARE TRANSACTIONS (Note 4)
Proceeds from sale of shares	3,255,276	20,701,601
Net asset value of shares issued in reinvestment
of distributions to shareholders	488,761	1,573,094
Payments for shares redeemed	(21,613,665)	(72,058,163)
Net decrease in net assets from capital share transactions	(17,869,628)	(49,783,468)
TOTAL DECREASE IN NET ASSETS	(15,241,188)	(73,362,974)

NET ASSETS
Beginning of period	161,218,081	234,581,055
End of period	$145,976,893	$161,218,081

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets	USA Mutuals Navigator Fund

	Six Months Ended
	September 30, 2019	Year Ended
	(Unaudited)	March 31, 2019
FROM OPERATIONS
Net investment income	$67,197	$30,279
Net realized gain (loss) on:
Investments	—	(2,561)
Futures contracts	4,619,117	(595,207)
Change in net unrealized appreciation/(depreciation) on:
Investments	26,376	16,401
Futures contracts	(1,547,003)	2,162,739
Net increase in net assets from operations	3,165,687	1,611,651

FROM DISTRIBUTIONS
Net distributions to shareholders:
Institutional Class	(75,775)	(408,558)
Net decrease in net assets from distributions paid	(75,775)	(408,558)

FROM CAPITAL SHARE TRANSACTIONS (Note 4)
Proceeds from sale of shares	49,837,445	52,599,788
Net asset value of shares issued in reinvestment
of distributions to shareholders	75,591	391,084
Payments for shares redeemed	(12,909,530)	(15,293,064)
Net increase in net assets from capital share transactions	37,003,506	37,697,808
TOTAL INCREASE IN NET ASSETS	40,093,418	38,900,901

NET ASSETS
Beginning of period	62,025,968	23,125,067
End of period	$102,119,386	$62,025,968

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Institutional Class	USA Mutuals Vitium Global Fund

The table below sets forth per share data for a share outstanding of the Fund throughout each period presented.

	Six Months
	Ended
	September 30,
	2019		Year Ended March 31,
	(Unaudited)		2019	2018	2017	2016	2015(1)
Net Asset Value,
Beginning of Period	$29.60		$32.68	$28.74	$30.94	$29.30	$29.77
Income (loss) from
investment operations:
Net investment income(2)	0.23		0.41	0.38	0.52	0.47	0.50
Net realized and unrealized
gain (loss) on investments	0.36		(3.20)	4.64	2.92	1.57	(0.76	)(5)
Total from investment operations	0.59		(2.79)	5.02	3.44	2.04	(0.26)
Less distributions paid:
From net investment income	(0.14)		(0.21)	(0.37)	(0.55)	(0.40)	(0.21)
From net realized
gain on investments	—		(0.08)	(0.71)	(5.09)	—	—
Total distributions	(0.14)		(0.29)	(1.08)	(5.64)	(0.40)	(0.21)
Net Asset Value, End of Period	$30.05		$29.60	$32.68	$28.74	$30.94	$29.30
Total Return	1.99	%(6)	(8.49)%	17.52%	12.47%	7.07%	(0.89)%

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Institutional Class (Continued)	USA Mutuals Vitium Global Fund

	Six Months
	Ended
	September 30,
	2019		Year Ended March 31,
	(Unaudited)		2019	2018	2017	2016	2015(1)
Supplemental Data and Ratios:
Net assets at end of period (000’s)	$9,205		$10,445	$12,152	$3,161	$123	$41
Ratio of expenses to
average net assets:
Before waiver and
expense reimbursement	1.35	%(7)	1.30%	1.28%	1.27%	1.23%	1.19%
After waiver and
expense reimbursement(3)	1.24	%(7)	1.24%	1.24%	1.24%	1.23%	1.19%
Ratio of net investment income
to average net assets:
Before waiver and
expense reimbursement	1.43	%(7)	1.31%	1.17%	1.74%	1.58%	1.68%
After waiver and
expense reimbursement(3)	1.54	%(7)	1.37%	1.21%	1.77%	1.58%	1.68%
Portfolio turnover rate(4)	3.80	%(6)	14.69%	19.53%	56.05%	58.27%	77.77%

(1)	The USA Mutuals Vitium Global Fund Institutional Class shares commenced operations on April 1, 2014.
(2)	Calculated using the average shares outstanding method.
(3)
Pursuant to an expense waiver and reimbursement agreement between the Advisor and the Trust, on behalf of the Fund, the Advisor has contractually agreed effective through July 31, 2020, to waive its management fee and/or reimburse the Fund to ensure that the total annual operating expenses for the Fund, as a percentage of the Fund’s average daily net assets (excluding front-end or contingent deferred sales loads, shareholder servicing plan fees, taxes, interest and dividends on short positions, brokerage, acquired fund fees and expenses, extraordinary expenses and class specific expenses like distribution (12b-1) fees) do not exceed 1.24%.

(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)	Due to the timing of capital share transactions, the per share amount of the net realized and unrealized loss on investments varies from the amounts shown in the Statement of Operations.
(6)	Not annualized.
(7)	Annualized.
The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Investor Class	USA Mutuals Vitium Global Fund

The table below sets forth per share data for a share outstanding of the Fund throughout each period presented.

	Six Months
	Ended
	September 30,
	2019		Year Ended March 31,
	(Unaudited)		2019	2018	2017	2016	2015
Net Asset Value,
Beginning of Period	$29.18		$32.31	$28.45	$30.64	$29.05	$29.40
Income (loss) from
investment operations:
Net investment income(1)	0.20		0.32	0.27	0.33	0.33	0.37
Net realized and unrealized
gain (loss) on investments	0.35		(3.20)	4.61	3.00	1.61	(0.33)
Total from investment operations	0.55		(2.88)	4.88	3.33	1.94	0.04
Less distributions paid:
From net investment income	(0.10)		(0.17)	(0.31)	(0.43)	(0.35)	(0.40)
From net realized
gain on investments	—		(0.08)	(0.71)	(5.09)	—	—
Total distributions	(0.10)		(0.25)	(1.02)	(5.52)	(0.35)	(0.40)
Paid-in capital from
redemption fees (Note 2)	—		—	—	—	0.00 (2)	0.01
Net Asset Value, End of Period	$29.63		$29.18	$32.31	$28.45	$30.64	$29.05
Total Return	1.88	%(5)	(8.87)%	17.24%	12.15%	6.79%	0.13%

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Investor Class (Continued)	USA Mutuals Vitium Global Fund

	Six Months
	Ended
	September 30,
	2019		Year Ended March 31,
	(Unaudited)		2019	2018	2017	2016	2015
Supplemental Data and Ratios:
Net assets at end of period (000’s)	$114,149		$126,599	$189,274	$194,217	$187,344	$217,848
Ratio of expenses to
average net assets:
Before waiver and
expense reimbursement	1.58	%(6)	1.53%	1.53%	1.49%	1.48%	1.44%
After waiver and
expense reimbursement(3)	1.49	%(6)	1.49%	1.49%	1.49%	1.48%	1.44%
Ratio of net investment income
to average net assets:
Before waiver and
expense reimbursement	1.21	%(6)	1.03%	0.83%	1.08%	1.13%	1.27%
After waiver and
expense reimbursement(3).	1.30	%(6)	1.07%	0.87%	1.08%	1.13%	1.27%
Portfolio turnover rate(4)	3.80	%(5)	14.69%	19.53%	56.05%	58.27%	77.77%

(1)	Calculated using the average shares outstanding method.
(2)	Less than one cent per share.
(3)
Pursuant to an expense waiver and reimbursement agreement between the Advisor and the Trust, on behalf of the Fund, the Advisor has contractually agreed effective through July 31, 2020, to waive its management fee and/or reimburse the Fund to ensure that the total annual operating expenses for the Fund, as a percentage of the Fund’s average daily net assets (excluding front-end or contingent deferred sales loads, shareholder servicing plan fees, taxes, interest and dividends on short positions, brokerage, acquired fund fees and expenses, extraordinary expenses and class specific expenses like distribution (12b-1) fees) do not exceed 1.24%. The Advisor had contractually agreed, effective July 29, 2013 through July 31, 2016, to limit the Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short sales, brokerage, dividends on short positions, acquired fund fees and expenses and extraordinary expenses) to 1.49% of average net assets of the Fund for Investor Class shares.

(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)	Not annualized.
(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Class A	USA Mutuals Vitium Global Fund

The table below sets forth per share data for a share outstanding of the Fund throughout each period presented.

	Six Months
	Ended
	September 30,
	2019		Year Ended March 31,
	(Unaudited)		2019	2018	2017	2016	2015
Net Asset Value,
Beginning of Period	$29.01		$32.18	$28.33	$30.52	$28.94	$29.30
Income (loss) from
investment operations:
Net investment income(1)	0.20		0.32	0.27	0.32	0.32	0.38
Net realized and unrealized
gain (loss) on investments	0.34		(3.24)	4.60	3.00	1.62	(0.34)
Total from investment operations	0.54		(2.92)	4.87	3.32	1.94	0.04
Less distributions paid:
From net investment income	(0.10)		(0.17)	(0.31)	(0.42)	(0.36)	(0.40)
From net realized
gain on investments	—		(0.08)	(0.71)	(5.09)	—	—
Total distributions	(0.10)		(0.25)	(1.02)	(5.51)	(0.36)	(0.40)
Paid-in capital from
redemption fees (Note 2)	—		—	—	—	0.00 (2)	0.00 (2)
Net Asset Value, End of Period	$29.45		$29.01	$32.18	$28.33	$30.52	$28.94
Total Return(3)	1.86	%(6)	(9.03)%	17.27%	12.17%	6.79%	0.11%

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Class A (Continued)	USA Mutuals Vitium Global Fund

	Six Months
	Ended
	September 30,
	2019		Year Ended March 31,
	(Unaudited)		2019	2018	2017	2016	2015
Supplemental Data and Ratios:
Net assets at end of period (000’s)	$10,902		$11,531	$16,664	$16,254	$18,219	$22,985
Ratio of expenses to
average net assets:
Before waiver and
expense reimbursement	1.58	%(7)	1.53%	1.53%	1.49%	1.48%	1.44%
After waiver and
expense reimbursement(4)	1.49	%(7)	1.49%	1.49%	1.49%	1.48%	1.44%
Ratio of net investment income
to average net assets:
Before waiver and
expense reimbursement	1.22	%(7)	1.04%	0.84%	1.07%	1.11%	1.30%
After waiver and
expense reimbursement(4)	1.31	%(7)	1.08%	0.88%	1.07%	1.11%	1.30%
Portfolio turnover rate(5)	3.80	%(6)	14.69%	19.53%	56.05%	58.27%	77.77%

(1)	Calculated using the average shares outstanding method.
(2)	Less than one cent per share.
(3)	Based on net asset value, which does not reflect the sales charge.
(4)
Pursuant to an expense waiver and reimbursement agreement between the Advisor and the Trust, on behalf  of the Fund, the Advisor has contractually agreed effective through July 31, 2020, to waive its management fee and/or reimburse the Fund to ensure that the total annual operating expenses for the Fund, as a percentage of the Fund’s average daily net assets (excluding front-end or contingent deferred sales loads, shareholder servicing plan fees, taxes, interest and dividends on short positions, brokerage, acquired fund fees and expenses, extraordinary expenses and class specific expenses like distribution (12b-1) fees) do not exceed 1.24%. The Advisor had contractually agreed, effective July 29, 2013 through July 31, 2016, to limit the Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short sales, brokerage, dividends on short positions, acquired fund fees and expenses and extraordinary expenses) to 1.49% of average net assets of the Fund for Class A shares.

(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6)	Not annualized.
(7)	Annualized.
The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Class C	USA Mutuals Vitium Global Fund

The table below sets forth per share data for a share outstanding of the Fund throughout each period presented.

	Six Months
	Ended
	September 30,
	2019		Year Ended March 31,
	(Unaudited)		2019	2018	2017	2016	2015
Net Asset Value,
Beginning of Period	$28.41		$31.56	$27.86	$30.00	$28.54	$28.97
Income (loss) from
investment operations:
Net investment income(1)	0.08		0.10	0.03	0.10	0.11	0.16
Net realized and unrealized
gain (loss) on investments	0.34		(3.12)	4.52	2.94	1.58	(0.33	)(2)
Total from investment operations	0.42		(3.02)	4.55	3.04	1.69	(0.17)
Less distributions paid:
From net investment income	(0.03)		(0.05)	(0.14)	(0.09)	(0.23)	(0.26)
From net realized
gain on investments	—		(0.08)	(0.71)	(5.09)	—	—
Total distributions	(0.03)		(0.13)	(0.85)	(5.18)	(0.23)	(0.26)
Paid-in capital from
redemption fees (Note 2)	—		—	—	—	0.00 (3)	0.00	(3)
Net Asset Value, End of Period	$28.80		$28.41	$31.56	$27.86	$30.00	$28.54
Total Return(4)	1.49	%(7)	(9.51)%	16.38%	11.32%	6.00%	(0.61)%

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Class C (Continued)	USA Mutuals Vitium Global Fund

	Six Months
	Ended
	September 30,
	2019		Year Ended March 31,
	(Unaudited)		2019	2018	2017	2016	2015
Supplemental Data and Ratios:
Net assets at end of period (000’s)	$11,721		$12,643	$16,492	$16,715	$17,378	$20,092
Ratio of expenses to
average net assets:
Before waiver and
expense reimbursement	2.33	%(8)	2.28%	2.28%	2.24%	2.23%	2.19%
After waiver and
expense reimbursement(5)	2.24	%(8)	2.24%	2.24%	2.24%	2.23%	2.19%
Ratio of net investment income
to average net assets:
Before waiver and
expense reimbursement	0.47	%(8)	0.30%	0.08%	0.32%	0.38%	0.57%
After waiver and
expense reimbursement(5)	0.56	%(8)	0.34%	0.12%	0.32%	0.38%	0.57%
Portfolio turnover rate(6)	3.80	%(7)	14.69%	19.53%	56.05%	58.27%	77.77%

(1)	Calculated using the average shares outstanding method.
(2)	Due to the timing of capital share transactions, the per share amount of the net realized and unrealized loss on investments varies from the amounts shown in the Statement of Operations.
(3)	Less than one cent per share.
(4)	Based on net asset value, which does not reflect the sales charge.
(5)
Pursuant to an expense waiver and reimbursement agreement between the Advisor and the Trust, on behalf  of the Fund, the Advisor has contractually agreed effective through July 31, 2020, to waive its management fee and/or reimburse the Fund to ensure that the total annual operating expenses for the Fund, as a percentage of the Fund’s average daily net assets (excluding front-end or contingent deferred sales loads, shareholder servicing plan fees, taxes, interest and dividends on short positions, brokerage, acquired fund fees and expenses, extraordinary expenses and class specific expenses like distribution (12b-1) fees) do not exceed 1.24%. The Advisor had contractually agreed, effective July 29, 2013 through July 31, 2016, to limit the Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short sales, brokerage, dividends on short positions, acquired fund fees and expenses and extraordinary expenses) to 2.24% of average net assets of the Fund for Class C shares.

(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(7)	Not annualized.
(8)	Annualized.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Institutional Class	USA Mutuals Navigator Fund

The table below sets forth per share data for a share outstanding of the Fund throughout each period presented.

	Six Months Ended
	September 30, 2019		Year Ended	Period Ended
	(Unaudited)		March 31, 2019	March 31, 2018(1)
Net Asset Value, Beginning of Period	$22.04		$20.48	$20.00
Income (loss) from
investment operations:
Net investment income (loss)(2)	0.02		0.02	(0.07)
Net realized and unrealized
gain on investments	0.86		1.71	0.68
Total from investment operations	0.88		1.73	0.61
Less distributions paid:
From net investment income	(0.02)		—	—
From net realized
gain on investments	—		(0.17)	(0.13)
Total distributions	(0.02)		(0.17)	(0.13)
Net Asset Value, End of Period	$22.90		$22.04	$20.48
Total Return	4.00	%(4)	8.54%	3.02	%(4)

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$102,119		$62,026	$23,125
Ratio of expenses to average net assets:
Before waiver and
expense reimbursement	2.23	%(5)	2.39%	3.16	%(5)
After waiver and
expense reimbursement(3)	1.99	%(5)	1.99%	1.99	%(5)
Ratio of net investment income (loss)
to average net assets:
Before waiver and
expense reimbursement	(0.08	)%(5)	(0.32)%	(1.95	)%(5)
After waiver and
expense reimbursement(3)	0.16	%(5)	0.08%	(0.78	)%(5)
Portfolio turnover rate	0.00	%(4)	0.00%	0.00	%(4)

(1)	The USA Mutuals Navigator Fund Institutional Class shares commenced operations on October 13, 2017.
(2)	Calculated using the average shares outstanding method.
(3)
Pursuant to an expense waiver and reimbursement agreement between the Advisor and the Trust, on behalf  of the Fund, the Advisor has contractually agreed effective through July 31, 2020, to waive its management fee and/or reimburse the Fund to ensure the total annual operating expenses for the Fund, as a percentage of the Fund’s average daily net assets (excluding front-end or contingent deferred sales loads, shareholder servicing plan fees, taxes, interest and dividends on short positions, brokerage, acquired fund fees and expenses, extraordinary expenses and class specific expenses like distribution (12b-1) fees) do not exceed 1.99%.

(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
September 30, 2019 (Unaudited)

(1)	Organization
USA Mutuals (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated March 20, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The USA Mutuals Vitium Global Fund (“Vitium Global Fund”), formerly the USA Mutuals Vice Fund and USA Mutuals Navigator Fund (“Navigator Fund”) (each a “Fund” and collectively the “Funds”), each represent a distinct portfolio with its own investment objective and policies within the Trust. The Funds are diversified funds. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Trust are segregated, and a shareholder’s interest is limited to the Funds in which shares are held. The Vitium Global Fund is currently authorized to offer Class A, Class C, Institutional Class and Investor Class shares. The Navigator Fund is currently authorized to offer Institutional Class and Class Z shares (although currently only offers Institutional Class shares). The classes differ principally in their respective distribution expense arrangements as well as their respective sales and redemption fee arrangements. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Class A shares are subject to an initial maximum sales charge of 5.75% imposed at the time of purchase. The sales charge declines as the amount purchased increases in accordance with the Vitium Global Fund’s prospectus. A contingent deferred sales charge of 1.00% may be imposed on Class A share purchases of $1 million or more that are redeemed within 18 months of purchase. Class C shares are subject to a 1.00% contingent deferred sales charge for redemptions made within 12 months of purchase, in accordance with the Vitium Global Fund’s prospectus. The contingent deferred sales charge for these Class C shares is based on the net asset value (“NAV”) of the shares at the time of purchase. Investor Class, Institutional Class and Class Z shares are no-load shares.

The following table presents the class-specific commencement of operations dates for each Fund:

Commencement of Operations
	Institutional Class	Investor Class	Class A	Class C
Vitium Global Fund	April 1,	August 30,	December 8,	December 8,
	2014	2002	2011	2011
Navigator Fund	October 13,
	2017	N/A	N/A	N/A

Simultaneous with the commencement of the Navigator Fund’s investment operations on October 13, 2017, the Goldman Navigator Fund, L.P., a limited partnership managed by Mr. Steven Goldman, the Navigator Fund’s portfolio manager (the “Navigator Predecessor Partnership”), converted into the Institutional Class shares of the Navigator Fund by contributing all of its assets to the Navigator Fund in exchange for Institutional Class shares of the Navigator Fund. The total amount of the contribution was $19,863,326,

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019 (Unaudited)

consisting of securities, cash, and other receivables which were recorded at value as of the date of the conversion. The transaction was considered non-taxable by management for tax purposes. As a result of the in-kind contribution, the Navigator Fund issued 993,166 shares at a $20.00 per share NAV.

The Funds are managed by USA Mutuals Advisors, Inc. (the “Advisor”). The investment objective of the Vitium Global Fund is long-term growth of capital. The investment objective of the Navigator Fund is capital appreciation and capital preservation with lower volatility throughout market cycles – highly correlated with the S&P 500 Index in bull markets, and less or negatively correlated in bear markets.

(2)	Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(a)	Investment Valuation
Securities traded on a national securities exchange, except those listed on the NASDAQ Stock Market LLC (“NASDAQ”), are valued at the last sale price at the close of that  exchange. Exchange traded securities and funds for which there were no transactions are valued at the mean between the most recent quoted bid and ask prices at the close of the exchange or at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved independent pricing service. Mutual funds are valued at their respective NAVs.

All equity securities that are listed on NASDAQ are valued using the NASDAQ Official Closing Price. Debt securities, including U.S. Treasury Bills, are valued at the mean in accordance with prices furnished by an approved independent pricing service, subject to review by the Advisor. Securities for which market quotations are not readily available and other assets for which market quotations do not accurately reflect fair value or which have been materially affected by events occurring after the close of the applicable exchange or market on which the security is principally traded (e.g., a foreign exchange or market), may be valued at their fair value as determined by the Advisor under the supervision of the Funds’ Board of Trustees. When determining fair value, the following factors, among others, may be taken into consideration: (i) fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces which influence the financial market in which these securities are purchased and sold.

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019 (Unaudited)

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and the lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and the lowest ask price across the exchange where the option is traded. Non-exchange traded options will also be valued at the mean between bid and asked prices. Non-exchange traded options and options valued using mean prices when there were no trades as of measurement date will be classified as Level 2 investments. “Fair value” of other private options are valued by the Valuation Committee under the supervision of the Funds’ Board of Trustees.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time a Fund calculates its NAV on the valuation date, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the New York Stock Exchange (the “NYSE”), generally 4:00 p.m. Eastern Time.

Futures contracts are valued at the settlement price at the close of trading on such exchange or board of trade. If reliable market quotations are not readily available, the futures contracts shall be valued at a price supplied by an approved independent pricing service. If the prices provided by the pricing service and independent quoted prices are unreliable, the futures contracts are valued by the Valuation Committee under the supervision of the Funds’ Board of Trustees. Futures are generally categorized as Level 1 of the fair value hierarchy.

Shares of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s net asset value per share as provided by the underlying fund’s administrator. These shares are generally classified as Level 2 investments.

The Funds have adopted fair valuation accounting standards which establish an authoritative definition of fair value and a three-tier hierarchy to distinguish between: (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs), and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 –	Valuations based on quoted prices for investments in active markets that the Funds have the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019 (Unaudited)

Level 2 –	Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

Level 3 –	Valuations based on significant unobservable inputs (including the Funds’ own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can vary between investments, and are affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Advisor, along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are illiquid. Level 3 fair values are estimated and are priced by the Valuation Committee as delegated by the Board of Trustees, by relying on information provided by the underlying companies. In determining fair value, both qualitative and quantitative factors are considered. Because of the inherent uncertainty of valuations, the estimated fair values may differ from the values that another party might estimate or that would have been used had a ready market from the investment existed. The differences could be material. The estimated fair values may also be influenced by various market trends and can fluctuate significantly.

In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has adopted these amendments as currently required and these are reflected in the Funds’ financial statements and related disclosures. Certain prior year information has been adjusted to conform with these amendments.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Vitium Global Fund’s investments as of September 30, 2019:

Vitium Global Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$145,074,919	$—	$—	$145,074,919
Preferred Stocks	—	—	12,500	12,500
Corporate Bonds	—	—	—	—
Warrants	—	—	750	750
Short-Term Investments	574,760	—	—	574,760
Investments Purchased with
Cash Proceeds from
Securities Lending	—	8,591,883	—	8,591,883
Total*	$145,649,679	$8,591,883	$13,250	$154,254,812

*	Additional information regarding the industry classification of these investments is disclosed in the Portfolio of Investments.

There were no transfers into or out of Level 3 fair value measurements during the reporting period for the Vitium Global Fund.

The following is a reconciliation of the Vitium Global Fund’s Level 3 assets for which significant unobservable inputs were used to determine fair value for the six months ended September 30, 2019:
Investments in Securities
Six Months Ended
Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	September 30, 2019
Fair Value as of March 31, 2019	$125,750
Change in net unrealized appreciation (depreciation)	(112,500)
Fair Value as of September 30, 2019	$13,250
Total change in net unrealized (depreciation) relating to Level 3
investments still held at September 30, 2019	$(112,500)

The following is a summary of quantitative information about significant unobservable valuation inputs for the Vitium Global Fund for Level 3 Fair Value Measurements for investments held as of September 30, 2019:

	Fair Value as of	Valuation	Unobservable
Investments	September 30, 2019	Technique	Inputs
Zodiac Spirits, LLC –		Discounted	Projected
Class A – Preferred	$12,500	Cash Flow	Case Sales

Bio Soil Enhancers, Inc. –
Corporate Bond	$—	Cash Flow	Projected Revenue

Bio Soil Enhancers, Inc. –		Black	Projected Revenue
Warrants	$750	Scholes	Multiple

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Navigator Fund’s investments and derivative investments as of September 30, 2019:

Navigator Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments
U.S. Treasury Bills	$—	$79,683,102	$—	$79,683,102
Investment Company	15,434,163	—	—	15,434,163
Total Short-Term Investments	$15,434,163	$79,683,102	$—	$95,117,265
Futures Contracts
Long Futures Contracts	$(713,652)	$—	$ —	$(713,652)
Total Futures Contracts	$(713,652)	$—	$ —	$(713,652)

There were no transfers into or out of Level 3 fair value measurements during the reporting period for the Navigator Fund.

(b)	Federal Income Taxes
Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and will make the requisite distributions of income and capital gains to its shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

Management has reviewed the Funds’ tax positions for all tax periods open to examination by the applicable U.S. federal and state tax jurisdictions. As of and during the year ended March 31, 2019, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as interest and other expense, respectively, in the Statement of Operations. The statute of limitations on the Vitium Global Fund’s tax returns remains open for the years ended March 31, 2016 through March 31, 2019 and since inception for the Navigator Fund.

As of March 31, 2019, the components of distributable earnings on a tax basis for the Funds were as follows:

	Vitium Global Fund	Navigator Fund
Cost basis of investments for
federal income tax purposes	$142,573,882	$58,711,804
Gross tax unrealized appreciation	53,353,536	10,517
Gross tax unrealized depreciation	(15,341,030)	(8)
Net tax unrealized appreciation	38,012,506	10,509
Undistributed ordinary income	98,712	654,728
Undistributed long-term gains	889,509	940,497
Other accumulated loss	(244,488)	—
Total distributable earnings	$38,756,239	$1,605,734

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019 (Unaudited)

The difference between book-basis and tax-basis unrealized appreciation is attributed primarily to the tax deferral of losses on wash sales and partnership basis adjustments.

At March 31, 2019, the Funds did not have any capital loss carry forwards or post-October losses.

(c)	Distributions to Shareholders
The Funds will distribute any net investment income and any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. The Funds may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction (“equalization”). The tax character of distributions paid by the Funds during the six months ended September 30, 2019 and year ended March 31, 2019 were as follows:

	Six Months Ended	Year Ended
	September 30, 2019	March 31, 2019
	Ordinary	Ordinary	Long-Term
	Income	Income	Capital Gains
Vitium Global Fund	$512,374	$1,168,014	$505,324
Navigator Fund	$ 75,775	$ 144,105	$264,453

(d)	Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Share Valuation
The NAV per share of the Funds is calculated by dividing the sum of the value of the securities held by a Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading.

(f)	Short Positions
Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the short positions. Subsequent fluctuations in the

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019 (Unaudited)

market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statement of Assets and Liabilities. A Fund is liable for any dividends or interest payable on securities while those securities are in a short position. As collateral for its short positions, a Fund is required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are valued consistent with Note 2(a) above. The amount of segregated assets is required to be adjusted daily to reflect changes in the fair value of the securities sold short.  During the six months ended September 30, 2019, the Vitium Global Fund and Navigator Fund were not invested in short positions.

(g)	Options
The Funds may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, a Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, a Fund has the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, a Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, a Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The premium that a Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the fair value of an option. A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. An option that is purchased or written by a Fund is generally valued at the composite price based on the last trade on a given business day or, if there are no trades for the option, composite option pricing calculates the mean of the highest bid price and the lowest ask price across the exchange where the option is traded. Non-exchange traded options will also be valued at the mean between bid and asked prices. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains from written options. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund.

A Fund may use options to generate income and to hedge against losses caused by declines in the prices of stocks in its portfolio or for any other permissible purpose consistent with a Fund’s investment objective. A risk of using derivatives is that the counterparty to a derivative may fail to comply with their obligation to a Fund. During the six months ended September 30, 2019, the Vitium Global Fund and Navigator Fund were not invested in option contracts.

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019 (Unaudited)

(h)	Derivative Instruments
The Funds have adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Funds’ Statements of Assets and Liabilities and Statements of Operations. Only the current day variation margin on futures contracts is separately reported within the Funds’ Statements of Assets and Liabilities. The cumulative unrealized appreciation/depreciation of futures contracts, if any, is reported on a Fund’s Schedules of Futures Contracts.

Since the derivatives held long or short are for speculative trading purposes, the derivative instruments are not designated as hedging instruments. Accordingly, all realized gains and losses, as well as any change in net unrealized gains or losses on open contracts from the preceding period, are recognized as part of realized and unrealized gain (loss) in the Funds’ Statements of Operations.

The following table presents the fair value of derivative instruments for the Navigator Fund at September 30, 2019 as presented on the Navigator Fund’s Statement of Assets and Liabilities. The Vitium Global Fund did not hold any derivative instruments as of September 30, 2019.

Derivatives not accounted	Fair Value
for as hedging instruments	Assets	Liabilities
Navigator Fund
Futures Contracts(a)
Long Contracts
Stock Indices	$—	$713,652
Total Long Contracts	—	713,652
Total Futures Contracts	$—	$713,652

(a)
Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Navigator Fund’s Schedule of Open Futures Contracts. Only the current day variation margin for futures contracts is separately reported within the Navigator Fund’s Statement of Assets and Liabilities.

The following table presents the trading results of the derivative trading and information related to the volume of the Navigator Fund’s derivative activity for the six months ended September 30, 2019. The below captions of “Net Realized” and “Net Change in Unrealized” correspond to the captions in the Navigator Fund’s Statement of Operations.

	Gain (Loss) from Trading
		Net Change
	Net Realized	in Unrealized
Navigator Fund
Futures Contracts
Stock Indices	$4,619,117	$(1,547,003)
Total Futures Contracts	$4,619,117	$(1,547,003)

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019 (Unaudited)

The average monthly notional amount is shown as an indicator of volume. The average monthly notional amounts during the six months were:

	Average Notional Amount
Navigator Fund	Long Contracts	Short Contracts
Futures Contracts	$79,672,909	$—

The average notional amounts reflect the six months ended September 30, 2019. Please refer to the Funds’ prospectuses for a listing of risks associated with these investments.

(i)	Other
Investment transactions and shareholder transactions are accounted for on the trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Expenses incurred by the Funds that do not relate to a specific Fund or Class are allocated to the individual Funds and Classes based on each Fund’s and Class’s relative net assets or other appropriate basis (as determined by the Board of Trustees).

Distributions received from the Funds’ investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. The Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.

(j)	Foreign Currency Translation
Values of investments denominated in foreign currencies are translated to U.S. dollars using a spot market rate of exchange on the day of valuation. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of the securities held. Such gains or losses are included with the net realized and unrealized gain or (loss) from investments, as appropriate.

Reported net realized foreign exchange gains or losses are from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign with-holding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019 (Unaudited)

arise from changes in the fair values of assets and liabilities, other than investments in securities at September 30, 2019, resulting from changes in exchange rates.

Foreign securities may involve more risks than those associated with U.S. investments. The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, and resource self-sufficiency. Additional risks include currency fluctuations, political and economic instability, imposition of foreign withholding taxes, differences in financial reporting standards and less stringent regulation of securities markets.

(k)	Subsequent Events
In preparing these financial statements, management has performed an evaluation of subsequent events after September 30, 2019 through the date the financial statements were issued and determined that there were no subsequent events that would require adjustment to or additional disclosure in the financial statements.

(l)	Securities Lending
The Vitium Global Fund may lend investment securities to investors who borrow securities in order to complete certain transactions. By lending investment securities, the Vitium Global Fund attempts to increase its net investment income through the receipt of interest earned on loan collateral. Any increase or decline in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Vitium Global Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risk may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. It is the Vitium Global Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

The Vitium Global Fund lends securities and receives cash, cash equivalents, or other securities as collateral. Initial collateral levels shall not be less than 102% of the market value of the borrowed securities (105% if the collateral and the borrowed securities are denominated in different currencies). Marking to market is performed every business day (subject to de minimis rules of change in market value) for the Vitium Global Fund and each borrower is required to deliver additional collateral when necessary so that the total collateral held in the account for all loans of the Vitium Global Fund to the borrower will not be less than 100% of the market value of all the borrowed securities loaned to the borrower by the Vitium Global Fund. Any cash, cash equivalents, or other securities received as collateral is invested by the securities lending agent, U.S. Bank National Association, in accordance with pre-established guidelines as set forth in the securities lending agreement. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC (an open-end regulated investment company with an overnight and continuous maturity) of which the investment objective is to seek to maximize current

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019 (Unaudited)

income to the extent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit and is shown on the investment portfolio for the Vitium Global Fund. The cash collateral, if any, is reflected in the Vitium Global Fund’s Statement of Assets and Liabilities in the line item labeled “Investments, at value.” A portion of the interest received on the loan collateral is retained by the Vitium Global Fund and the remainder is rebated to the borrower of the securities. From the interest retained by the Vitium Global Fund, 30% is paid to the securities lending agent for the Vitium Global Fund for its services. The net amount of interest earned, after the interest rebate and the allocation to the securities lending agent, is included in the Statement of Operations as securities lending income. The value of loaned securities and related collateral outstanding at September 30, 2019 is as follows:

	Value of	Value of
Fund	Loaned Securities	Cash Collateral
Vitium Global Fund	$8,067,667	$8,591,883

The Vitium Global Fund has earned income on securities lending (after rebates to borrowers and allocation to the securities lending agent) as follows:

Fund	Net Income Earned
Vitium Global Fund	$139,634

(3)	Transactions with Affiliates
The Trust has an Investment Advisory Agreement (the “Agreement”) with the Advisor, with whom officers of the Trust are affiliated, to furnish investment advisory services to the Funds.

Under the terms of the Agreement, the Advisor is entitled to receive a fee as follows:

	Annual Advisory Fee
	as a Percentage of the	Management Fees for
	Average Daily Net	the Six Months Ended
	Assets of the Fund	September 30, 2019
Vitium Global Fund	0.95%	$743,442
Navigator Fund	1.75%	743,844

Pursuant to an expense waiver and reimbursement agreement between the Advisor and the Trust, on behalf of the Vitium Global Fund and Navigator Fund, the Advisor has contractually agreed effective through July 31, 2020, to waive its management fee and/or reimburse each Fund to ensure that the total annual operating expenses for each Fund, as a percentage of each Fund’s average daily net assets (excluding front-end or contingent deferred sales loads, shareholder servicing plan fees, taxes, interest and dividends on short positions, brokerage, acquired fund fees and expenses, extraordinary expenses and class specific expenses like distribution (12b-1) fees) do not exceed 1.24% and 1.99%, respectively.

Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019 (Unaudited)

period are less than the Funds’ expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the month in which the fee was waived or reimbursed. Expenses will only be recouped if the current expense ratio is lower than the expense cap in place at the time such expense was waived.

The following table shows the amounts waived and reimbursed which are subject to potential recoupment, and their related expiration date:

Vitium Global Fund
		Recoupment	Remaining
	Expenses	to Advisor	Available	Fiscal
	Waived and	Six Months Ended	Subject to	Year of
Period	Reimbursed	September 30, 2019	Recoupment	Expiration
Six Months Ended
September 30, 2019	$74,962	$—	$74,962	2023
Fiscal Year Ended
March 31, 2019	77,456	—	77,456	2022
Fiscal Year Ended
March 31, 2018	85,716	—	85,716	2021
Fiscal Year Ended
March 31, 2017	11,092	—	11,092	2020
Total	$249,226	$—	$249,226

Navigator Fund
		Recoupment	Remaining
	Expenses	to Advisor	Available	Fiscal
	Waived and	Six Months Ended	Subject to	Year of
Period	Reimbursed	September 30, 2019	Recoupment	Expiration
Six Months Ended
September 30, 2019	$101,257	$—	$101,257	2023
Fiscal Year Ended
March 31, 2019	154,328	—	154,328	2022
Period Ended
March 31, 2018*	114,631	—	114,631	2021
Total	$370,216	$—	$370,216

*	Period from October 13, 2017 (commencement of operations) through March 31, 2018.

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) on behalf of the Vitium Global Fund which authorizes it to pay Compass Distributors, LLC (the “Distributor”) a distribution fee of up to 0.50% of the Vitium Global Fund’s average daily net assets for Investor Class shares and 1.00% for Class C shares for services to prospective Vitium Global Fund shareholders and distribution of Fund shares. For the 12-month period covered by this report, the Vitium Global Fund’s Board of Trustees has authorized a Rule 12b-1 distribution fee of only 0.25% for Class A shares. The expenses

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019 (Unaudited)

covered by the 12b-1 Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Vitium Global Fund. Payments made pursuant to the 12b-1 Plan will represent compensation for distribution and service activities.

For the six months ended September 30, 2019, the amounts accrued in the Vitium Global Fund were as follows:

Distribution Plan Accruals
Investor Class	Class A	Class C
$152,940	$14,305	$62,390

The following issuer was affiliated with the Vitium Global Fund, as the Vitium Global Fund held 5% or more of the outstanding voting securities of the issuer during the six months ended September 30, 2019. No issuers were affiliated with the Navigator Fund during the six months ended September 30, 2019. Jeff Bottom, President of the Advisor, represents a Series A Preferred Member on the Board of Managers of Zodiac Spirits, LLC. See Section 2(a)(3) of the 1940 Act.

Zodiac Spirits, LLC-
Vitium Global Fund	Class A
March 31, 2019
Balance
Shares	5,000
Cost	$5,000,000
Value	$125,000
Gross Additions
Shares	—
Cost	$—
Gross Deductions
Shares	—
Cost	$—
Proceeds	$—
September 30, 2019
Balance
Shares	5,000
Cost	$5,000,000
Value	$12,500
Net realized gain (loss)	$—
Change in net unrealized appreciation (depreciation)	$(112,500)
Dividend income	$—

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019 (Unaudited)

(4)	Capital Share Transactions
Transactions in shares of the Vitium Global Fund Institutional Class were as follows:

	Six Months Ended		Year Ended
	September 30, 2019		March 31, 2019
	Amount	Shares	Amount	Shares
Beginning shares		352,889		371,809
Shares sold	$1,045,170	34,278	$8,960,321	301,245
Shares issued to holders
in reinvestment
of distributions	43,785	1,438	92,359	3,188
Shares redeemed	(2,485,157)	(82,307)	(9,146,106)	(323,353)
Net decrease	$(1,396,202)	(46,591)	$(93,426)	(18,920)
Ending shares		306,298		352,889

Transactions in shares of the Vitium Global Fund Investor Class were as follows:

	Six Months Ended		Year Ended
	September 30, 2019		March 31, 2019
	Amount	Shares	Amount	Shares
Beginning shares		4,338,489		5,857,375
Shares sold	$1,543,164	51,604	$8,173,968	273,804
Shares issued to holders
in reinvestment
of distributions	396,347	13,190	1,312,546	45,567
Shares redeemed	(16,487,729)	(550,679)	(53,524,770)	(1,838,257)
Net decrease	$(14,548,218)	(485,885)	$(44,038,256)	(1,518,886)
Ending shares		3,852,604		4,338,489

Transactions in shares of the Vitium Global Fund Class A were as follows:

	Six Months Ended		Year Ended
	September 30, 2019		March 31, 2019
	Amount	Shares	Amount	Shares
Beginning shares		397,487		517,895
Shares sold	$542,280	18,272	$1,808,533	62,308
Shares issued to holders
in reinvestment
of distributions	34,887	1,168	105,986	3,715
Shares redeemed	(1,397,637)	(46,817)	(5,415,026)	(186,431)
Net decrease	$(820,470)	(27,377)	$(3,500,507)	(120,408)
Ending shares		370,110		397,487

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019 (Unaudited)

Transactions in shares of the Vitium Global Fund Class C were as follows:

	Six Months Ended		Year Ended
	September 30, 2019		March 31, 2019
	Amount	Shares	Amount	Shares
Beginning shares		445,010		522,625
Shares sold	$124,662	4,249	$1,758,779	60,216
Shares issued to holders
in reinvestment
of distributions	13,742	469	62,203	2,354
Shares redeemed	(1,243,142)	(42,750)	(3,972,261)	(140,185)
Net decrease	$(1,104,738)	(38,032)	$(2,151,279)	(77,615)
Ending shares		406,978		445,010
Total decrease for the Fund	$(17,869,628)		$(49,783,468)

Transactions in shares of the Navigator Fund Institutional Class were as follows:

	Six Months Ended		Year Ended
	September 30, 2019		March 31, 2019
	Amount	Shares	Amount	Shares
Beginning shares		2,814,302		1,129,099
Shares sold	$49,837,445	2,213,460	$52,599,788	2,438,134
Shares issued to holders
in reinvestment
of distributions	75,591	3,311	391,084	20,025
Shares redeemed	(12,909,530)	(572,554)	(15,293,064)	(772,956)
Net increase	$37,003,506	1,644,217	$37,697,808	1,685,203
Ending shares		4,458,519		2,814,302

(5)	Investment Transactions
The aggregate purchases and sales of securities, excluding short-term investments, option transactions, derivative instruments, and short sales (as applicable), are summarized below:

	Vitium Global Fund	Navigator Fund
Purchases	$5,835,326	$—
Sales	22,926,205	—

Purchases and sales of U.S. government securities are summarized below:

	Vitium Global Fund	Navigator Fund
Purchases	$—	$79,231,087
Sales	—	49,600,000

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019 (Unaudited)

(6)	Credit Facility
U.S. Bank, N.A. has made available to the Vitium Global Fund a secured credit facility pursuant to a Loan and Security Agreement for the Fund which matures, unless renewed, on March 4, 2020. The line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, covenants, and the right of setoff on the Fund’s assets, in connection with shareholder redemptions. The Vitium Global Fund may borrow up to the lesser of $8,500,000 or 33 1/3% of the Fund’s unencumbered assets.

The interest rate paid by the Vitium Global Fund on outstanding borrowings is equal to the Prime Rate. As of September 30, 2019, the Prime Rate was 5.00%. During the six months ended September 30, 2019, the Vitium Global Fund did not borrow from the credit facility.

(7)	Beneficial Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2019, National Financial Services, LLC, for the benefit of its customers, owned 30.92% of the outstanding shares of the Navigator Fund.

BASIS FOR TRUSTEES’ APPROVAL OF
INVESTMENT ADVISORY AGREEMENT
(Unaudited)

The Board of Trustees (the “Trustees”) of USA Mutuals (the “Trust”) met on May 23, 2019 (the “Meeting”) to consider the approval of the Amended and Restated Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of the USA Mutuals Vitium Global Fund, formerly known as the USA Mutuals Vice Fund (the “Vitium Global Fund” or the “Vice Fund”) and the USA Mutuals Navigator Fund (the “Navigator Fund” and, together with the Vitium Global Fund, the “Funds”), each a series of the Trust, and USA Mutuals Advisors, Inc., the Funds’ investment advisor (the “Advisor”). At the time of the consideration of the Agreement, the Vitium Global Fund was named the Vice Fund and will therefore be identified as such in the remainder of the discussion. In advance of the Meeting, the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), requested and received materials to assist them in considering the approval of the Agreement, including a written response by the Advisor to specific questions forwarded by the Trust’s outside legal counsel on behalf of the Independent Trustees. The materials provided contained information with respect to the factors noted below, including copies of the Agreement and the Trust’s amended and restated expense waiver and reimbursement agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Agreement, detailed comparative information relating to the performance, management fees and other expenses of the Funds, Fund distribution information and due diligence materials relating to the Advisor (including a copy of the Advisor’s Form ADV, select financial information of the Advisor and other pertinent information). The Trustees also received information periodically throughout the year that was relevant to the Agreement approval process, including performance, management fees and other expense information and quarterly reports from the Trust’s chief compliance officer. Based on their evaluation of the information provided by the Advisor, in conjunction with the Funds’ other service providers, the Trustees, by a unanimous vote (including a separate vote of the Independent Trustees), approved the continuation of the Agreement through July 31, 2020.

DISCUSSION OF FACTORS CONSIDERED

In considering the approval of the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUNDS

The Trustees considered the nature, extent and quality of services provided by the Advisor to the Vice Fund and the Navigator Fund and the amount of time devoted to the Funds’ affairs by the Advisor’s staff.  The Trustees noted that the Funds are the only clients of the Advisor.  The Trustees considered the Advisor’s specific responsibilities in all aspects of day-to-day management of the Funds, including the investment strategies implemented by the Advisor, as well as the qualifications, experience and responsibilities of Mr. Jordan Waldrep as the Vice Fund’s portfolio manager and the Navigator Fund’s co-portfolio manager and Mr. Steven Goldman as the Navigator

BASIS FOR TRUSTEES’ APPROVAL OF
INVESTMENT ADVISORY AGREEMENT
(Unaudited) (Continued)

Fund’s primary portfolio manager and other key personnel at the Advisor involved in the day-to-day activities of the Funds.  The Trustees considered information provided by the Advisor in response to the Board’s 15(c) request, including the structure of the Advisor’s compliance program and the Advisor’s marketing activity and goals and its continuing commitment to the growth of each Fund’s assets.  The Trustees noted that during the course of the prior year they had met with representatives of the Advisor in person to discuss each Fund’s performance and outlook, along with the marketing and compliance efforts made by the Advisor throughout the year.  The Trustees discussed the Advisor’s handling of compliance matters, including the quarterly and annual reports of the Trust’s chief compliance officer to the Trustees on the effectiveness of the Advisor’s compliance program.  The Trustees concluded that the Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services provided to the Funds, as well as the Advisor’s compliance program, were satisfactory.

2.	INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISOR

In assessing the quality of the portfolio management services delivered by the Advisor, the Trustees compared the short-term and longer-term performance of the Funds on both an absolute basis and in comparison to their benchmark indexes, and in comparison to a peer group constructed by data from Morningstar Direct (the “Morningstar Peer Group”).

The Trustees noted that the Vice Fund’s Investor Class performance (less Rule 12b-1 fees and any applicable sales charges) for the period ended March 31, 2019 was above the median for the Morningstar Peer Group of U.S. open-end large blend funds for the year-to-date period and below the median for the one-year, three-year, five-year and ten-year periods.  The Trustees further noted that the performance was within the first quartile for the year-to-date period and within the fourth quartile for the one-year, three-year, five-year and ten-year periods for the Morningstar peer group.  The Trustees also reviewed the Fund’s performance for the year-to-date, one-, three-, five-, ten-year and since inception periods ended March 31, 2019, and noted that the Fund’s Investor Class shares had outperformed the S&P 500® Index for the year-to-date period and underperformed the S&P 500® Index for the one-year, three-year, five-year and ten-year periods and performed in line with the Index since inception.  With respect to the Fund’s underperformance, which in some time periods had been substantial, the Trustees noted that the Advisor had provided a comprehensive review of the Fund’s performance discussing the sectors in which the Fund invests and those in which it does not invest.  In particular, the Advisor noted that given the Fund’s investment mandate it has little to no exposure to the Energy, Health Care and Technology sectors which in the last year and during other time periods as well had good performance.  The Advisor also noted that while Morningstar classifies the Fund in the Large Blend category, the Fund is a unique, specialty fund that invests in certain sectors rather than in the broader overall market.

BASIS FOR TRUSTEES’ APPROVAL OF
INVESTMENT ADVISORY AGREEMENT
(Unaudited) (Continued)

The Trustees noted that the Navigator Fund’s performance for the period ended March 31, 2019, was above the median for the Morningstar Peer Group of U.S. long-short equity funds for the year-to-date and one-year periods.  The Trustees further noted that the performance was within the first quartile for the year-to-date and one-year periods for the Morningstar peer group.  The Trustees also reviewed the Fund’s performance for the year-to-date, one-year and since inception periods ended March 31, 2019, and noted that the Fund had outperformed the S&P 500® Index for the since inception period, but underperformed the S&P 500® Index for the year-to-date and one-year periods.

After considering all of the information, the Trustees concluded that the performance obtained by the Advisor for the Funds was satisfactory under current market conditions.  Although past performance is not a guarantee or indication of future results, the Trustees determined that the Funds and their shareholders were likely to benefit from the Advisor’s continued management.

3.	COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISOR

The Trustees considered the cost of services and the structure of the Advisor’s management fees, including a review of the expense analyses and other pertinent material with respect to the Funds.  The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses and expense components.  The Trustees considered the cost structure of the Funds relative to their Morningstar Peer Groups.  The Trustees also considered the fee waivers and expense reimbursement agreement between the Trust on behalf of both the Vice Fund and the Navigator Fund and the Advisor.

The Trustees also considered the overall profitability of the Advisor, reviewing the Advisor’s financial information and profitability analysis provided by the Advisor.  The Trustees examined the level of profits realized by the Advisor from the fees payable under the Advisory Agreement, as well as the Funds’ brokerage arrangements, noting that the Advisor uses soft dollars to pay for limited research.  These considerations were based on materials requested by the Board specifically for the Meeting, as well as the presentations made by the Advisor over the course of the year.

The Trustees noted that the Vice Fund’s contractual management fee of 0.95% fell within the fourth quartile and was above the Morningstar Peer Group average and median of 0.61%.  The Trustees observed that the Fund’s Investor Class net expense ratio of 1.24%, minus Rule 12b-1 fees, also fell within the fourth quartile among the Morningstar Peer Group, compared to the average and median of 0.77%.

The Trustees noted that the Navigator Fund’s contractual management fee of 1.75% fell within the fourth quartile and was above the Morningstar Peer Group average and median of 1.24% and 1.25%, respectively.  The Trustees observed that the Fund’s net expense ratio of 1.99%, fell within the second quartile among the Morningstar Peer Group, compared to the average and median of approximately 2.13%.

BASIS FOR TRUSTEES’ APPROVAL OF
INVESTMENT ADVISORY AGREEMENT
(Unaudited) (Continued)

The Trustees concluded that the Funds’ expenses and the management fees paid to the Advisor were fair and reasonable in light of the comparative performance, expense and management fee information reviewed but that fees and expenses would continue to be assessed.  The Trustees noted that while the Vice Fund’s management fees and expenses were higher than others in the Morningstar Peer Group, the Vice Fund may be considered a specialty fund versus large blend.  The Trustees further concluded that the Advisor’s profit from sponsoring the Funds had not been, and currently was not, excessive and that the Advisor maintained adequate profit levels to support the services to the Funds.

4.	EXTENT OF ECONOMIES OF SCALE AS THE FUNDS GROW

The Trustees compared the Funds’ expenses relative to their peer groups and discussed realized and potential economies of scale.  The Trustees also reviewed the structure of each Fund’s management fee and whether the Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders).  The Trustees noted that neither Fund’s management fee structure contained any breakpoint reductions as the Fund’s assets grow in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis.  With respect to the Advisor’s fee structure, the Trustees concluded that the current fee structure was reasonable and reflected a sharing of economies of scale between the Advisor and the Funds at each Fund’s current asset levels.

5.	BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUNDS

The Trustees considered the direct and indirect benefits that could be received by the Advisor from its association with the Funds.  The Trustees examined the brokerage and commissions of the Advisor with respect to the Funds.  The Trustees concluded that the benefits the Advisor may receive, such as greater name recognition, greater exposure to press coverage, or increased ability to obtain research or brokerage services, appear to be reasonable, and in general could benefit the Funds through growth in assets.

CONCLUSIONS
The Trustees considered all of the foregoing factors. In considering the renewal of the Agreement, the Trustees did not identify any one factor as all-important, but rather considered all of these factors collectively in light of each Fund’s surrounding circumstances. Based on this review, it was the judgment of the Trustees, including a majority of the Independent Trustees, that the renewal of the Agreement was in the best interests of each Fund and its shareholders.

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any advisor, sub-advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectuses, other factors bearing on this report include the accuracy of the advisor’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the advisor or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

PROXY VOTING POLICIES AND PROCEDURES (Unaudited)

The Funds have adopted proxy voting policies and procedures that delegate to the Advisor the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-866-264-8783. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The actual voting records relating to portfolio securities during the most recent twelve month period ended June 30 are available without charge, upon request, by calling 1-866-264-8783 or by accessing the SEC’s website at http://www.sec.gov.

PORTFOLIO DISCLOSURE INFORMATION (Unaudited)

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may view the Funds’ Forms N-Q on the SEC’s website at http://www.sec.gov.

PRIVACY POLICY (Unaudited)

The Funds collect non-public information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as required by law or in response to inquiries from governmental authorities. We also disclose that information to unaffiliated third parties (such as to the investment advisor to the Funds, and to brokers and custodians) only as permitted by law and only as needed for them to assist us in providing services to you. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with nonaffiliated third parties.

Not part of the semi-annual report.

USA Mutuals

USA Mutuals Vitium Global Fund
USA Mutuals Navigator Fund

Investment Advisor	USA Mutuals Advisors, Inc.
Plaza of the Americas
700 North Pearl Street, Suite 900
Dallas, Texas 75201

Legal Counsel	Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202-5615

Independent Registered Public	Cohen & Company, Ltd.
Accounting Firm	342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant	U.S. Bank Global Fund Services
and Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Distributor	Compass Distributors, LLC
3 Canal Plaza, Suite 100
Portland, Maine 04101

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)  Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)  Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees. The Registrant’s independent trustees serve as its nominating committee.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d 15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each President and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   USA Mutuals

By (Signature and Title)          /s/Richard Sapio
Richard Sapio, President

Date    December 5, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)          /s/Richard Sapio
Richard Sapio, President

Date    December 5, 2019

By (Signature and Title)          /s/Cindy Clarke
Cindy Clarke, Treasurer

Date    December 5, 2019